TAXES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES

16. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Tax jurisdictions from:
Local – United States	$(96,370)	$(161,751)	$(204,295)	$(304,170)
Foreign – Malaysia	(177,983)	369,367	(469,675)	313,780
Foreign – Hong Kong	(363,901)	13,691	(291,814)	(20,053)
(Loss) income before income tax	$(638,254)	$221,307	$(965,784)	$(10,443)

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. INCOME TAXES (Continued)

The provision for income taxes consisted of the following:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Current:
- Local	$(22,205)	$-	$(22,205)	$-
- Foreign	(14,461)	-	(41,185)	-

Deferred:
- Local	-	-	-	-
- Foreign	32,695	(134,067)	53,299	(134,067)
Provision for income tax	$(3,971)	$(134,067)	$(10,091)	$(134,067)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company and its subsidiary that operate in various countries: United States, Malaysia (including Labuan) and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation was incorporated in the State of Nevada and is subject to the tax laws of the United States of America with a corporate tax rate of 21% on its taxable income. Agape ATP Corporation also subject to controlled foreign corporations Subpart F income (“Subpart F”) tax, which is a tax primarily on passive income from controlled foreign corporations with a tax rate of 35%. In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.

For the three and six months ended June 30, 2021 and 2020, the Company’s foreign subsidiaries did not generate any income that are subject to Subpart F tax and GILTI tax.

For the three and six months ended June 30, 2021, the Company re-visited its fiscal 2020 U.S. income taxes and determined its stock dividend from Greenpro Capital Corp as a result of its Spin-off of DSwiss Inc.’s shares in 2020 were subject to Subpart F and GILTI taxes. As a result, the Company incurred additional income taxes expenses of $22,205, including interest and penalty of $395, for the three and six months ended June 30, 2021, after utilizing its estimated cumulative net operating losses (“NOL”) of $312,608 as of December 31, 2020. As a result, the Company’s deferred tax assets of estimated NOL of $65,648 were fully utilized and reduced to $0.

As of June 30, 2021 and December 31, 2020, the operations in the United States of America incurred approximately $204,000 and $0, respectively, of cumulative NOL which can be carried forward to offset future taxable income or Subpart F and GILTI taxes. These balances can be carried forward indefinitely. The deferred tax valuation allowance as of June 30, 2021 and December 31, 2020 were approximately $43,000 and $0, respectively.

Malaysia

Changes to the Labuan Business Activity Tax Act (LBATA) 1990 which was gazetted and came into operation on January 1, 2019 mandate companies incorporated in Labuan to satisfy the “substantial activity requirements” to qualify for the preferential tax rate of 3% on net audited profit. Subsequently, on April 29, 2020, a circular setting out revisions to the “substantial activity requirements” was issued. As Agape ATP Corporation did not maintain a permanent establishment in Labuan, and therefore did not satisfy the said requirements, the company was subjected to tax at 24% on its net audited profit. On June 11, 2021, Agape ATP Corporation made an irrevocable election to be taxed under the Malaysian Income Tax Act 1967 as the elected tax regime is more tax efficient to the entity compare to LBATA.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. INCOME TAXES (Continued)

Agape Superior Living Sdn Bhd, Agape S.E.A Sdn Bhd and Wellness ATP International Holdings sdn Bhd. are governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the three and six months ended June 30, 2021 and RM 500,000 (or approximately $125,000) income for the three and six months ended June 30, 2020, with the remaining balance being taxed at the 24% rate.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of June 30, 2021	As of December 31, 2020

Deferred tax assets:
Net operating loss carry forwards in U.S.	$42,902	$-
Net operating loss carry forwards in Malaysia	47,090	62,678
Less: valuation allowance	(42,902)	-
Deferred tax liabilities:
Depreciation	-	(68,421)
Deferred tax assets (liabilities), net	$47,090	$(5,743)

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2021 and December 31, 2020, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the three and six months ended June 30, 2021 and 2020.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. INCOME TAXES

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the years ended		For the six months ended
	December 31,		December 31,
	2020	2019	2019
		(Unaudited)
Tax jurisdictions from:
- U.S.	$(735,159)	$(321,808)	$(279,476)
- Foreign – Malaysia	1,070,806	38,625	(4,174)
- Foreign – Hong Kong	180,700	(439,909)	(55,281)
Income (loss) before income taxes	$516,347	$(723,092)	$(338,931)

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. INCOME TAXES (CONT’D)

The (provision for) benefit of income taxes consisted of the following:

	For the Years Ended December 31,		For the Six Months Ended December 31,
	2020	2019	2019
		(Unaudited)
Current:
- U.S.	$-	$-	$-
- Foreign	16,748	6,965	-

Deferred:
- U.S.	-	-	-
- Foreign	(178,329)	-	-

(Provision for) benefit of income taxes	$(161,581)	$6,965	$-

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income taxes rates. The Company and its subsidiary that operate in various countries: United States, Malaysia (including Labuan) and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Agape ATP Corporation was incorporated in the State of Nevada and is subject to the tax laws of the United States of America with a corporate tax rate of 21% on its taxable income. Agape ATP Corporation also subject to controlled foreign corporations Subpart F income (“Subpart F”) tax, which is a tax primarily on passive income from controlled foreign corporations with a tax rate of 35%. In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied.

During the year ended December 31, 2020, the Company’s foreign subsidiaries generated approximately $636,000 taxable income that are subject to Subpart F tax and GILTI tax. The Company has fully utilized approximately $636,000 NOL resulted in tax benefit of approximately $134,000 for the year ended December 31, 2020. The Company did not generate any foreign taxable incomes subject to GILTI tax for the year ended December 31, 2019.

As of December 31, 2020 and 2019, the operations in the United States of America incurred approximately $313,000 and $213,000, respectively, of cumulative net operating losses (“NOL”) which can be carried forward to offset future taxable income. Approximately $10,000 and $24,000 of the net operating loss carry forwards will expire in 2027 and 2028, respectively, if unutilized. The remaining balance can be carried forward indefinitely. The deferred tax valuation allowance as of December 31, 2020 and 2019 were approximately $66,000 and $43,000, respectively.

Malaysia

Changes to the Labuan Business Activity Tax Act (LBATA) 1990 which was gazetted and came into operation on January 1, 2019 mandate companies incorporated in Labuan to satisfy the “substantial activity requirements” to qualify for the preferential tax rate of 3% on net audited profit. Subsequently, on April 29, 2020, a circular setting out revisions to the “substantial activity requirements” was issued. As Agape ATP Corporation does not maintain a permanent establishment in Labuan, the company is subject to tax at 24% on its net audited profit until such a time it satisfies the said requirements.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

16. INCOME TAXES (CONT’D)

Agape Superior Living Sdn Bhd, Agape S.E.A Sdn Bhd and Wellness ATP International Holdings Sdn Bhd. are governed by the income taxes laws of Malaysia and the income taxes provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income taxes rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2020 and RM 500,000 (or approximately $125,000) income for the six months and year ended December 31, 2019, with the remaining balance being taxed at the 24% rate.

Hong Kong

Agape ATP International Holding (HK) Limited is subject to Hong Kong Profits Tax, which is charged at the statutory income rate of 16.5% on its assessable income derived from Hong Kong. Business income derived or business expenses incurred outside the Special Administrative Region is not subject to Hong Kong Profits Tax or deduction.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended			For the six months ended
	December 31,			December 31,
	2020		2019	2019
			(Unaudited)
U.S. statutory rate	21.0%		21.0%	21.0%
Valuation allowance	(4.0)%		(21.0)%	(21.0)%
Differential tax rate in Malaysia	3.0%		0.0%	0.0%
Permanent difference	11.3%	(1)	1.0%	0.0%
Effective tax rate	31.3%		1.0%	0.0%

(1)	10.2% represents expenses incurred in AATP US that were not deductible in the Malaysia tax returns. 0.2% represents income derived in AATP HK that were not taxable in the Malaysia tax returns. 1.3% represents expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax returns.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2020	As of December 31, 2019

Deferred tax assets:
Net operating loss carry forwards in U.S.	$65,648	$43,410
Net operating loss carry forwards in Malaysia	62,678	-
Less: valuation allowance	(65,648)	(43,410)
Deferred tax liabilities:
Depreciation	(68,421)	-
Deferred tax liabilities, net	$(5,743)	$-

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2020, and 2019, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2020 and 2019.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
TAXES

10 – TAXES

Income Tax

Agape Superior Living Sdn Bhd and Agape S.E.A. are governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) and RM 500,000 (or approximately $125,000) income for the three months ended March 31, 2020 and 2019, respectively, with the remaining balance being taxed at the 24% rate.

Tax savings amounted to $9,971 and $0 for the three months ended March 31, 2020 and 2019, respectively.

Significant components of the provision (benefit) for income taxes are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Current	$-	$-
Deferred	50,833	(57,232)
Provision (benefit) for income taxes	$50,833	$(57,232)

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of March 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$196,494	$260,479
Deferred tax liabilities:
Deprecation	(24,244)	(25,682)
Deferred tax assets, net	$172,250	$234,797

As of March 31, 2020, the Company has a net operating loss (“NOL”) of approximately $0.9 million which may reduce future taxable income. The NOL will expire in 2026.

The following table contains the detail of prepaid taxes:

	As of March 31, 2020	As of December 31, 2019

Prepaid income taxes	$1,198,475	$1,173,122
Prepaid GST taxes	8,346	8,841
Total	$1,206,821	$1,181,963

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2020 and December 31, 2019, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incurred interest and penalties tax for the three months ended March 31, 2020 and 2019.

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
TAXES

10 - TAXES

Income Tax

Agape Superior Living Sdn Bhd and Agape S.E.A. are governed by the income tax laws of the Malaysia and the income tax provision in respect to operations in the Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of the Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less and that are not part of a group containing a company exceeding this capitalization threshold) is 17% and 18% for the first RM 500,000 (or approximately $125,000) income for the years ended December 31, 2019 and 2018, respectively, with the remaining balance being taxed at the 24% rate.

Tax savings amounted to $0 and $7,443 for the years ended December 31, 2019 and 2018, respectively.

Significant components of the provision (benefit) for income taxes are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Current	$(61,402)	$580,734
Deferred	(250,822)	16,814
Provision (benefit) for income taxes	$(312,224)	$597,548

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Statutory rate	24.0%	24.0%
Preferential tax rate reduction	(0.8)%	(0.3)%
Permanent difference	(0.4)%	(0.5)%
Effective tax rate	22.8%	23.2%

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of	As of
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$260,479	$-
Deferred tax liabilities:
Deprecation	(25,682)	(18,901)
Deferred tax assets (liabilities), net	$234,797	$(18,901)

As of December 31, 2019, the company has a net operating loss (“NOL”) of approximately $1.1 million which may reduce future taxable income. The NOL will expire in 2026.

The following table contains the detail of prepaid taxes:

	December 31, 2019	December 31, 2018

Prepaid income taxes	$1,173,122	$158,002
Prepaid GST taxes	8,841	30,196
Total	$1,181,963	$188,198

Uncertain Tax Positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2019 and 2018, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incurred interest and penalties tax for the years ended December 31, 2019 and 2018.